J.P. Morgan Series Trust Supplement dated October 26, 2000, to the J.P. Morgan Tax Aware Enhanced Income Fund Prospectus dated March 1, 2000

The second paragraph under the heading "Portfolio Management" on page 1 is hereby replaced with the following:

The portfolio management team is led by Benjamin Thompson, vice president, who joined the team in June of 1999 and Abigail J. Feder, vice president, who joined J.P. Morgan in April of 2000 from Morgan Stanley Dean Witter Investment Management where she managed short term fixed income portfolios. Prior to joining J.P. Morgan, Mr. Thompson was a senior fixed income portfolio manager at Goldman Sachs.

     J.P. Morgan Series Trust Supplement dated October 26, 2000, to the J.P. Morgan Institutional Tax Aware Enhanced Income Fund Prospectus dated March 1, 2000

The second paragraph under the heading "Portfolio Management" on page 1 is hereby replaced with the following:

The portfolio management team is led by Benjamin Thompson, vice president, who joined the team in June of 1999 and Abigail J. Feder, vice president, who joined J.P. Morgan in April of 2000 from Morgan Stanley Dean Witter Investment Management where she managed short term fixed income portfolios. Prior to joining J.P. Morgan, Mr. Thompson was a senior fixed income portfolio manager at Goldman Sachs.

     J.P. Morgan Series Trust Supplement dated October 26, 2000 to the J.P. Morgan Global 50 Fund Prospectus dated March 1, 2000

The second paragraph under the heading "Portfolio Management" on page 1 is hereby replaced with the following:

The portfolio management team is led by Andrew Cormie, managing director, who has been an international equity portfolio manager since 1982 and employed by J.P. Morgan since 1984, and Shawn Lytle, vice president, who has been an international equity portfolio manager since 1998 and employed by J.P. Morgan since 1992.